Miller Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Communication Services - 4.8%
Diversified Telecommunication Services - 4.8%
Verizon Communications, Inc.	198,000	$8,064,540

Consumer Discretionary - 6.4%
Automobiles - 2.8%
Stellantis NV	429,000	4,671,810

Specialty Retail - 3.6%
Build-A-Bear Workshop, Inc.	78,000	4,779,060
Upbound Group, Inc.	70,000	1,229,200
		6,008,260
Total Consumer Discretionary		10,680,070

Consumer Staples - 3.0%
Food Products - 3.0%
Cal-Maine Foods, Inc.	62,000	4,933,340

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Alliance Resource Partners LP	132,000	3,066,360
Chord Energy Corp.	57,766	5,354,908
Total Energy		8,421,268

Financials - 24.0%
Banks - 3.0%
Sberbank of Russia PJSC (a) (d) (e)	2,532,000	0
Western Alliance Bancorp	60,700	5,103,049
		5,103,049
Capital Markets - 1.4%
Carlyle Group, Inc.	40,000	2,364,400

Consumer Finance - 9.3%
Bread Financial Holdings, Inc.	132,890	9,837,847
OneMain Holdings, Inc.	82,941	5,602,664
		15,440,511
Financial Services - 4.1%
Jackson Financial, Inc. - Class A	63,800	6,804,270

Insurance - 6.2%
Lincoln National Corp.	231,486	10,308,072
Total Financials		40,020,302

Health Care - 8.3%
Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	108,000	5,825,520
Cannabist Co. Holdings, Inc. (a)	1,885,689	111,067
Cannabist Co. Holdings, Inc. (Position subject to contractual lock-up until June 2026)(a)	1,885,689	111,008
Verano Holdings Corp./NV (a)	92,251	116,236
Viatris, Inc.	619,000	7,706,550
Total Health Care		13,870,381

Industrials - 11.5%
Air Freight & Logistics - 5.1%
United Parcel Service, Inc. - Class B	86,600	8,589,854

Commercial Services & Supplies - 1.8%
Quad/Graphics, Inc.	472,800	2,964,456

Marine Transportation - 3.3%
Hoegh Autoliners ASA	565,000	5,495,858

Professional Services - 1.3%
Public Policy Holding Co., Inc.	152,269	2,175,653
Total Industrials		19,225,821

Information Technology - 7.9%
Communications Equipment - 5.6%
Ituran Location and Control Ltd.	215,000	9,247,150

Software - 2.3%
Strategy, Inc. - Class A (a)	25,250	3,836,738
Total Information Technology		13,083,888

Materials - 2.6%
Chemicals - 1.0%
LyondellBasell Industries NV - Class A	38,000	1,645,400

Metals & Mining - –% (b)
Alrosa PJSC (a) (d) (e)	2,978,100	0

Trading Companies & Distributors - 1.6%
Boise Cascade Co.	37,000	2,723,200
Total Materials		4,368,600

Real Estate - 6.3%
Diversified REITs - 4.8%
CTO Realty Growth, Inc.	434,145	7,992,609

Specialized REITs - 1.5%
Millrose Properties, Inc.	82,800	2,473,236
Total Real Estate		10,465,845

Utilities - 5.9%
Gas Utilities - 5.9%
UGI Corp.	262,000	9,806,660
TOTAL COMMON STOCKS (Cost $134,654,523)		142,940,715

CORPORATE BONDS - 9.1%	Par	Value
Communication Services - 1.8%
Media - 1.8%
Gray Escrow II, Inc., 5.38%, 11/15/2031 (c)	4,000,000	3,015,000

Consumer Discretionary - 1.9%
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030 (c)	3,000,000	3,270,000

Health Care - 2.7%
Pharmaceuticals - 2.7%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028	8,000,000	4,537,772

Industrials - 2.7%
Building Products - 2.7%
JELD-WEN, Inc., 7.00%, 09/01/2032 (c)	6,500,000	4,444,375
TOTAL CORPORATE BONDS (Cost $19,084,184)		15,267,147

PREFERRED STOCKS - 4.7%	Shares	Value
Information Technology - 4.7%
Software - 4.7%
Strategy, Inc.	–	$–
Series A, 10.00%, Perpetual (a)	38,455	2,906,813
Series A., 0.00%, Perpetual (a)	50,000	4,939,750
TOTAL PREFERRED STOCKS (Cost $7,742,640)		7,846,563

TOTAL INVESTMENTS - 99.6% (Cost $161,481,347)		166,054,425
Other Assets in Excess of Liabilities - 0.4%		587,396
TOTAL NET ASSETS - 100.0%		$166,641,821

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LP - Limited Partnership
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c) (d) (e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $10,729,375 or 6.4% of the Fund’s net assets.
Illiquid security.
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Miller Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2		Level 3			Total
Investments:
Common Stocks	$142,829,707	$111,008	(a)	$		**	$142,940,715
Corporate Bonds	–	15,267,147			–		15,267,147
Preferred Stocks	7,846,563	–			–		7,846,563
Total Investments	$150,676,270	$15,378,155			$–		$166,054,425

Refer to the Schedule of Investments for further disaggregation of investment categories.

** Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(a) Cannabist Co. Holdings, Inc. common stock subjects to contractual lock-up provisions and is concentrated in the Health Care sector.